Income Taxes - Narrative (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes liabilities paid				$ 95	$ 92	$ 69
Effective income tax rate (as a percent)		37.00%	40.00%
Increase (decrease) in net deferred tax liability	[1]	$ 9

[1]	Refer to Note 9: Income Taxes for further discussion.